Nature of business and organization - Activities (Details)	Jun. 30, 2019
Xiangtai BVI
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Xiangtai BVI | Xiangtai HK
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Xiangtai HK | Xiangtai WFOE
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Xiangtai WFOE | GA Yongpeng
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Xiangtai WFOE | CQ Pengmei
Noncontrolling Interest, Ownership Percentage by Parent	100.00%